Significant Accounting Policies - Schedule of Fair Value of Preferred Stock Warrant Liability (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Schedule of Fair Value of Preferred Stock Warrant Liability [Line Items]
Preferred stock warrant liability	$ 320,117	$ 610,381
Fair Value, Inputs, Level 1 [Member]
Schedule of Fair Value of Preferred Stock Warrant Liability [Line Items]
Preferred stock warrant liability
Fair Value, Inputs, Level 2 [Member]
Schedule of Fair Value of Preferred Stock Warrant Liability [Line Items]
Preferred stock warrant liability
Fair Value, Inputs, Level 3 [Member]
Schedule of Fair Value of Preferred Stock Warrant Liability [Line Items]
Preferred stock warrant liability	$ 320,117	$ 610,381